Earnings / Loss per share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings / Loss per Share [Abstract]
Schedule of Earnings / (Loss) per share
	2014	2015	2016
Income / (Loss):
Net income / (loss)	$(11,723)	$(458,177)	$(154,228)

Basic earnings / (loss) per share:
Weighted average common shares outstanding, basic	11,688,239	39,124,673	47,574,454
Basic earnings / (loss) per share	$(1.00)	$(11.71)	$(3.24)

Effect of dilutive securities:
Dillutive effect of non vested shares	-	-	-
Weighted average common shares outstanding, diluted	11,688,239	39,124,673	47,574,454

Diluted earnings / (loss) per share	$(1.00)	$(11.71)	$(3.24)